Cover	Mar. 08, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2024
Entity File Number	001-41243
Entity Registrant Name	Keyarch Acquisition Corporation
Entity Central Index Key	0001865701
Entity Tax Identification Number	98-1600074
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	275 Madison Avenue
Entity Address, Address Line Two	39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	914
Local Phone Number	434-2030
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, one-half of one redeemable warrant and one right
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, one-half of one redeemable warrant and one right
Trading Symbol	KYCHU
Security Exchange Name	NASDAQ
Class A Ordinary Shares included as part of the units
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	KYCH
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	KYCHW
Security Exchange Name	NASDAQ
Rights to receive one-tenth of one Class A Ordinary Share included as part of the units
Title of 12(b) Security	Rights to receive one-tenth of one Class A Ordinary Share included as part of the units
Trading Symbol	KYCHWR
Security Exchange Name	NASDAQ